Pension Plans (Details) (Defined Benefit Pension Plans, USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Defined Benefit Pension Plans
Components of net periodic pension cost
Service cost	$ 140	$ 127	$ 508	$ 550	$ 4,167	$ 2,614
Interest cost	2,244	2,391	9,565	9,387	9,121	9,759
Expected return on plan assets	(2,934)	(2,523)	(10,091)	(9,979)	(9,334)	(9,569)
Amortization of actuarial loss	457	398	1,593	985	917
Administrative expenses	19	21	82	85	92	100
Net pension cost	$ (74)	$ 414	$ 1,657	$ 1,028	$ 5,656	$ 2,904